New accounting standards and interpretations	6 Months Ended
Feb. 28, 2026
New accounting standards and interpretations
New accounting standards and interpretations

3. New accounting standards and interpretations

Effective as of September 1, 2025

Amendments to IAS 21 - Effect of variations in exchange rates - Lack of interchangeability

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. When applying the amendments, an entity cannot restate comparative information. The amendments did not have a material impact on these condensed interim consolidated financial statements.

Standards and interpretations not yet effective

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. IFRS 18 also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards. IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively. The Company is currently working to identify all impacts that the amendments will have on the primary financial statements and notes to the financial statements.